Cover Page	Mar. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 26, 2026
Entity Registrant Name	UNITY SOFTWARE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39497
Entity Tax Identification Number	27-0334803
Entity Address, Address Line One	116 New Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105-3607
City Area Code	415
Local Phone Number	638-9950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.000005 par value
Trading Symbol	U
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001810806